Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands					1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 10, 2020	Apr. 03, 2020 USD ($) $ / shares shares	Mar. 31, 2020 $ / shares shares	Feb. 29, 2020 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Proceeds from issuance of preferred stock						$ 21,307	$ 24,967	$ 79,039
Description of stock split						On June 10, 2020, the Company amended its certificate of incorporation to reflect a one-for-6.178 reverse stock split of the Company's common stock.
Reverse stock split conversion ratio	0.162
Series B Preferred Stock
Subsequent Event [Line Items]
Share issued, price per share | $ / shares		$ 2.25
Proceeds from issuance of preferred stock		$ 10,000			$ 11,400
Subsequent Event
Subsequent Event [Line Items]
Description of stock split	On June 10, 2020 the Company amended its certificate of incorporation to reflect a 6.178-for-1 reverse stock split of the Company's common stock.
Reverse stock split conversion ratio	0.162
Subsequent Event | Series B Preferred Stock
Subsequent Event [Line Items]
Shares issued during the period | shares		4,444,444	967,130	5,066,666
Share issued, price per share | $ / shares		$ 2.25	$ 2.25	$ 2.25	$ 2.25
Proceeds from issuance of preferred stock		$ 10,000		$ 11,400